NOTES PAYABLE AND CONVERTIBLE DEBENTURES - Paragraphs (Details)					1 Months Ended	12 Months Ended
	Aug. 30, 2022 USD ($)	May 12, 2022 USD ($) $ / shares shares	Apr. 28, 2022 $ / shares shares	Dec. 10, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) loan $ / shares	Dec. 31, 2021 USD ($)	Dec. 09, 2021 USD ($)
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Balance						$ 66,448,306	$ 50,238,835
Warrant exercise price (in dollar per share) | $ / shares						$ 5.00
Repayment of term loan						$ 9,887,672	954,092
Loss on extinguishment of debt						$ (489,647)
Payment through unsecured convertible debenture notes | shares			20,005
Number of days VWAP of Equity shares						25 days
Credit agreement
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total available proceeds								$ 100,000,000
Incremental Term Loan
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Repayment of term loan	$ 10,000,000
Note payable maturing in June 2021, 7.00% pe annum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Preferred stock financing value					$ 12,530,963
Cumulative dividend rate					15.00%
Amount raised recorded as debt					$ 7,625,000
Term loan payable maturing in November 2026, 10.00% pe annum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Balance						$ 50,000,000	$ 50,000,000
Stated interest rate						10.00%	10.00%
Term loan payable maturing in November 2026, 10.00% pe annum | Base Rate
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate						5.25%
Term loan payable maturing in November 2026, 10.00% pe annum | Minimum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate						10.00%
Term loan payable maturing in November 2026, 10.00% pe annum | Maximum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate						12.00%
Credit agreement
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Liquidity Covenant						$ 10,000,000
Credit Agreement, Initial Term Loan
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Loan amount				$ 50,000,000
Credit Agreement, Annual Principal Payment, Percent Of Principal				1.25%
Monthly installment period that will equal to 1.25% pe annum of the original principal				24 months
Number of additional delayed draw | loan						2
Term loan draw that maybe requested in each two additional delayed draws						$ 25,000,000
Percentage of proceeds of sale of assets to prepay outstanding principal amount						100.00%
Deposited interest reserve in escrow account						$ 3,000,000
Amendments to the Senior Secured Credit Agreement | Incremental Term Loan
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Accrued interest rate		10.00%
Total available proceeds		$ 110,000,000
Loan amount		$ 10,000,000
Warrants issued (in shares) | shares		175,000
Warrant exercise price (in dollar per share) | $ / shares		$ 11.50
Debt discount recorded						89,250
Percentage of fee on the outstanding principal amount		1.00%
Repayment of term loan						10,000,000
Loss on extinguishment of debt	$ 489,647					579,000
Convertible Debentures
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Balance						16,006,084
Accrued interest rate			8.00%
Number of days VWAP of Equity shares			10 days
Number of trading days prior to the date for equity shares			5 days
Convertible Debentures | Minimum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Fixed exchange rate			1.00
Convertible Debentures | Maximum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Fixed exchange rate			1.27
Series A Notes
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Payment through unsecured convertible debenture notes | shares			12,003
Number of days VWAP of Equity shares			10 days
Number of trading days prior to the date for equity shares			5 days
Redemption price per share | $ / shares			$ 4.08
Value of shares issued						11,894,989
Series B Notes
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Payment through unsecured convertible debenture notes | shares			8,002
Number of days VWAP of Equity shares			10 days
Number of trading days prior to the date for equity shares			5 days
Threshold closing price for conversion into shares | $ / shares			$ 10.00
Threshold consecutive trading days considered for closing price			20 days
Conversion price | $ / shares			$ 10.00
Value of shares issued						4,111,095
Change in the fair value of derivative asset						$ 30,000	$ 0